Related Parties Balances and Transactions	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 14 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company
Mr. He	Beneficially shareholder of the Company
Mr. Yu	Chief Financial Officer of the Company
Philectronics	An equity method investee of the Company

(1)	Due from related parties

	As of March 31,
	2020	2021
	RMB	RMB
Philectronics	553	513
Mr. Bao	970	48
Mr. He (i)	6,429	6,429
Mr. Yu	461	-
	8,413	6,990

(i)

On April 19, 2019, UTime SZ approved a board resolution and also approved a shareholder resolution in August 2019, both of which agreed Mr. He, the controlling shareholder of HMercury Capital Limited, to invest in UTime SZ’s equity interest of RMB21,429 of which RMB15,000 was received during the year ended March 31, 2020. As of March 31, 2020 and 2021, the amount due from Mr. He was RMB6,429. On July 19, 2021, Mr. He fully repaid the RMB6,429.

(2)	Due to related parties

	As of March 31,
	2020	2021
	RMB	RMB
Mr. Bao (i)	2,323	849
Philectronics	541	516
	2,864	1,365

(i)	During the year ended March 31, 2020, UTime SZ approved a shareholder resolution that agreed Mr. Bao to invest a consideration of RMB23,884 as UTime SZ’s equity interest. The consideration primarily consisted of the amount due to Kaiweixin of RMB23,035 as of March 31, 2019. During the year ended March 31, 2021, the Company and Mr. Bao agreed to offset the amount due form Mr. Bao and amount due to Mr. Bao of RMB850.

(3)	Transaction with related parties

(a)	Sales revenue

	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Philectronics	845	-	-
	845	-	-